Geographic areas and major customers	12 Months Ended
Dec. 31, 2015
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 12 - Geographic areas and major customers

A.	Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2013	2014	2015
	US$ thousands

North America	55,655	53,712	54,537
Europe	9,257	11,421	16,331
Asia-Pacific	8,386	10,489	11,870

	73,298	75,622	82,738

B.	Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2013	2014	2015
	US$ thousands

Customer “A”	24,512	18,083	16,320

C.            Information on Long lived assets by geographic areas:

The following table presents the locations of the Company’s long lived assets as of December 31, 2014 and 2015:

	Year ended December 31
	2014	2015
	US$ thousands

North America	5	22
Europe	14,230	13,588
Israel	2,424	20,894
Other	112	46

	16,771	34,550